Intangible assets, net (Details 1)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets Net
2023	$ 431,633	¥ 3,118,895
2024	636,709	4,600,734
2025	618,213	4,467,080
2026	84	609
Thereafter
Total	$ 1,686,639	¥ 12,187,318	¥ 15,376,524